Bank Borrowings and Restricted Cash	12 Months Ended
Jun. 30, 2013
Bank Borrowings and Restricted Cash Disclosure [Abstract]
Bank Borrowings and Restricted Cash
14.	Bank Borrowings and Restricted Cash

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term facilities:
Short-term facilities	281,918	417,323	465,324	75,818
Long-term facilities - Current portion	203,967	175,338	109,559	17,851
	485,885	592,661	574,883	93,669

Long-term facilities:
Long-term portion	1,228,993	683,456	474,052	77,240
	1,228,993	683,456	474,052	77,240

Restricted Cash	456,250	398,706	231,434	37,709

As of June 30, 2013, we had RMB574.9 million ($93.7 million) in outstanding short-term bank loans and borrowings and RMB474.1 million ($77.2 million) in outstanding long-term bank loans and borrowings.

As of June 30, 2012, we had RMB592.7 million ($93.3 million) in outstanding short-term bank loans and borrowings and RMB683.5 million ($107.6 million) in outstanding long-term bank loans and borrowings.

As of June 30, 2011, we had RMB485.9 million ($75.2 million) in outstanding short-term bank loans and borrowings and RMB1,229.0 million ($190.1 million) in outstanding long-term bank loans and borrowings.

As of June 30, 2013, short-term and long-term bank borrowing facilities included:

•
A term debt facility denominated in New Zealand dollars of NZ$110.0 million (RMB525.3 million, $85.6 million) that matures on July 31, 2014 provided by a syndicate of various banks. As of June 30, 2013, this facility had an outstanding balance of NZ$62.0 million (RMB296.1 million, $48.2 million) and available balance of NZ$48.0 million (RMB229.2 million, $37.4 million).

•
A working capital facility denominated in New Zealand dollars of NZ$60.0 million (RMB286.6 million, $46.7 million) that matures on July 31, 2014 provided by a syndicate of various banks. As of June 30, 2013, this facility had no outstanding balance.

•
Bank overdraft, trade facilities and short-term borrowings totaling NZ$45.8 million (RMB218.7 million, $35.6 million) provided by various banks. As of June 30, 2013, these facilities had outstanding balance of NZ$47.7 million (RMB227.8 million, $37.1 million).  As at June 30, 2013, the Group’s overdraft facility was slightly overdrawn due to funds being in transit from subsidiaries.  The Group obtained approval from the banks for the overdrawn post June 30, 2013.

•	Acquisition debt denominated in New Zealand dollars of NZ$13.8 million (RMB65.9 million, $10.7 million) that matures on February 26, 2014 provided by a bank.
•	Acquisition debt denominated in New Zealand dollars of NZ$5.0 million (RMB23.9 million, $3.9 million) that matures on March 5, 2014 provided by Livestock Improvement Company.
•
Loan facilities denominated in RMB of RMB61.9 million ($10.1 million) that matures on April 7, 2014 provided by one bank. These facilities were guaranteed by $10.9 million pledged deposit, which was included in Restricted Cash as of June 30, 2013.

•
Loan facilities denominated in US Dollars of $25.8 million (RMB159.4 million) that mature between January 6, 2014 and April 21, 2014 provided by a bank. These facilities were guaranteed by RMB164.1 million ($26.7million) pledged deposit, which was included in Restricted Cash as of June 30, 2013.

•
Trade facilities denominated in RMB of RMB75.0 million that mature on March 31, 2014 provided by a bank. As of June 30, 2013, the outstanding balance of this facility was RMB16.2 million ($2.6 million).

•	Loan facilities denominated in US Dollars of $32.0 million (RMB197.7 million) which matures on May 29, 2018 provided by a bank.

The following table shows the repayment schedule of loan principle:

	2014	2015	2016	2017	2018	Thereafter
Principle (RMB’000)	574,882	335,649	39,544	49,430	49,430	—
Equivalent to US$’000	93,669	54,689	6,443	8,054	8,054	—

The short and long term facilities are generally collateralized by receivables, inventories and property and equipment. The interest rates on the loans are set by reference to the base rates in each of China, US and New Zealand for RMB, US$ and NZ$ denominated loans, respectively, with a margin. The weighted average interest rates are as follows:

	2010	2011	2012	2013
Short-term facilities	0.94%	5.2%	4.7%	4.1%
Long-term facilities	—	4.2%	4.3%	4.3%